UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management North America
Address: 199 Water Street
         20th Floor
         New York, NY  10038

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     Iona Watter     New York, NY     August 14, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     4568453


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOM INC             COM                 000886101    22882   272806 SH                                   0            272806
ALCOA INC                   COM                 013817101    89331  3080384 SH                             2064294           1016090
ALTERA CORPORATION          COM                 021441100    19371   190030 SH                                   0            190030
AMERICA ONLINE              COM                 02364J104     5809   110254 SH                                8039            102215
AMGEN                       COM                 031162100   166533  2370581 SH                             1403799            966782
APPLIED MATERIALS           COM                 038222105     4268    47100 SH                                   0             47100
AVNET INC                   COM                 053807103     9381   158340 SH                                   0            158340
BAUSCH & LOMB INC           COM                 071707103    11025   142487 SH                                   0            142487
BJ SERVICES CO              COM                 055482103    10135   162161 SH                                   0            162161
BLACK & DECKER CORP         COM                 091797100     8433   214537 SH                                   0            214537
CELESTICA INC               COM                 15101Q108   106949  2154927 SH                             1386595            768332
CIENA CORP                  COM                 171779101    23268   139591 SH                                  49            139542
CIRCUIT CITY STORES         COM                 172737108     6454   194479 SH                                   0            194479
CISCO SYSTEMS               COM                 17275R102   228328  3592336 SH                             2234264           1358072
CITIGROUP INC               COM                 172967101     1112    18472 SH                               18472                 0
COMPUTER SCIENCES CORP      COM                 205363104   149039  1995437 SH                             1267853            727584
CONVERGY'S CORP             COM                 212485106    21394   412392 SH                                   0            412392
CORNING                     COM                 219350105   309251  1145886 SH                              731131            414755
DIGITAL MICROWAVE           COM                 253859102     9946   260867 SH                                   0            260867
DOLLAR GENERAL              COM                 256669102     7672   393450 SH                                   0            393450
EMC CORPORATION             COM                 268648102   275982  3586980 SH                             2224161           1362819
ENRON                       COM                 293561106   127571  1977846 SH                             1193893            783953
ERICSSON (LM)               COM                 294821400     4445   222287 SH                                 503            221784
FINISAR CORPORATION         COM                 31787A101     2880   110000 SH                                   0            110000
FLEXTRONIC INTERNATIONAL    COM                 Y2573F102     4319    62890 SH                                 490             62400
HANCOCK JOHN FINL SVCS INC  COM                 41014S106    11134   470000 SH                                   0            470000
HEALTH MGMT ASSOC INC NEW   COM                 421933102    10696   819000 SH                                   0            819000
HOME DEPOT                  COM                 437076102   158458  3172973 SH                             2010971           1162002
J.D. EDWARDS                COM                 281667108     6961   462229 SH                                   0            462229
JDS UNIPHASE CORP           COM                 46612J101   196595  1639939 SH                             1040191            599748
KIMBERLY CLARK CORP         COM                 494368103   137043  2388355 SH                             1513025            875330
LEAR CORPORATION            COM                 521865105     4642   232107 SH                                   0            232107
MANPOWER INC                COM                 56418H100     9091   284120 SH                                   0            284120
MEDTRONIC INC               COM                 585055106   160362  3219477 SH                             2034625           1184852
MERRILL LYNCH               COM                 590188108   172504  1500040 SH                              933660            566380
MORGAN ST DEAN WITTER & CO  COM                 617446448   210122  2523992 SH                             1607419            916573
MOTOROLA INC.               COM                 620076109   145420  5004138 SH                             2973255           2030883
NATIONAL SEMICONDUCTOR      COM                 637640103    13871   244425 SH                                   0            244425
NOBLE DRILLING CORP         COM                 655042109    12063   292880 SH                                   0            292880
NOKIA CORP - SPONSORED ADR ACOM                 654902204   227831  4562101 SH                             2832485           1729616
NORTEL NETWORKS CORP        COM                 656568102   208502  3054988 SH                             1389521           1665467
PRAXAIR INC                 COM                 74005P104     6895   184175 SH                                   0            184175
RADIOSHACK CORP.            COM                 750438103     7217   152330 SH                                   0            152330
RATIONAL SOFTWARE CORP      COM                 75409P202    14893   160253 SH                                   0            160253
SCHLUMBERGER LTD            COM                 806857108    96644  1294988 SH                              844047            450941
SCI SYSTEMS INC             COM                 783890106     8780   224051 SH                                   0            224051
SCIENTIFIC-ATLANTA INC      COM                 808655104     4790    64300 SH                                   0             64300
SEALED AIR CORP             COM                 81211K100     7105   135657 SH                                   0            135657
SOLECTRON CORP              COM                 834182107   181982  4345333 SH                             2614337           1730996
SUN MICROSYSTEMS INC        COM                 866810104     4341    47735 SH                                  85             47650
TARGET CORP                 COM                 87612E106   120781  2082435 SH                             1365642            716793
TEXAS INSTRUMENTS INC.      COM                 882508104   205011  2984590 SH                             1824510           1160080
TIME WARNER INC             COM                 887315109   151933  1999122 SH                             1194177            804945
TRANSOCEAN SEDCO FOREX INC  COM                 G90078109    13766   257608 SH                                 102            257506
TYCO INTERNATIONAL LTD      COM                 902124106   169174  3570598 SH                             2321584           1249014
XILINX INC                  COM                 983919101   253882  3075126 SH                             1492139           1582987
YOUNG & RUBICAM INC         COM                 987425105    10186   178120 SH                                   0            178120